Equity Investees Information, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Minimum	Mar. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Sony Ericsson	Mar. 31, 2011 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2012 S-LCD	Mar. 31, 2011 S-LCD	Jun. 30, 2011 S-LCD	Mar. 31, 2012 Others	Mar. 31, 2011 Others	Mar. 31, 2012 Others Minimum	Mar. 31, 2011 Others Minimum	Mar. 31, 2012 Others Maximum	Mar. 31, 2011 Others Maximum
Related Party Transaction [Line Items]
Net revenues	¥ 193,405	¥ 745,510	¥ 1,750,023					¥ 475,898	¥ 673,464		¥ 146,002	¥ 807,955		¥ 123,610	¥ 268,604
Operating income (loss)	(14,759)	(43,636)	46,610					(44,239)	16,453		(4,644)	12,527		5,247	17,630
Other income (expense), net								4,504	(1,572)		(3,098)	(4,119)
Income (loss) before income taxes								(39,735)	14,881		(7,742)	8,408
Income tax (expense) benefit								(73,054)	(6,065)		(374)	3,094
Net income (loss) attributable to noncontrolling interests								(2,729)	(520)
Net income (loss) attributable to controlling interests	(26,026)	(122,684)	28,693					(115,518)	8,296		(8,116)	11,502		950	8,895
Percentage of ownership in equity investees				20.00%	20.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%			20.00%	20.00%	50.00%	50.00%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments								(57,759)	4,148		(4,058)	5,751
Consolidating and reconciling adjustments:
Impairment loss including translation adjustments											(60,019)
Other								79	7		(1)	1,463
Equity in net income (loss) of affiliated companies	¥ (6,948)	¥ (121,697)	¥ 14,062					¥ (57,680)	¥ 4,155		¥ (64,078)	¥ 7,214		¥ 61	¥ 2,693